Other non-current liabilities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Oct. 24, 2019	Dec. 31, 2016	Dec. 31, 2015
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred tax liabilities	$ 429,000	$ 691,000	[1]	$ 52,000	[1],[2]
Deferred tax liability (asset)	429,000	691,000		52,000			$ 22,000
License and services agreement estimated value exceeding						$ 35,000,000
License and services agreement upfront payment						18,000,000
License and services agreement estimated value quarterly payments						$ 1,800,000
Recognized revenues	2,285,000
Interest expenses on upfront payment	619,000
Net remaining contract liability	16,334,000
Current contract liabilities	5,085,000
Non-current contract liabilities	11,249,000
Contract liabilities	988,000	740,000		497,000				$ 1,940,000
Non-current trade payables	1,139,000	0	[1]	0	[1],[2]
Trade payables	8,834,000	9,412,000	[1]	13,023,000	[1],[2]
Deferred revenue, non-current	323,000	808,000		1,293,000
Contract liabilities	727,000	973,000		740,000
Supplier contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Total amount	3,500,000
Trade payables		2,399,000		5,061,000
Development services
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Other revenue	485,000	485,000		$ 121,000
Contract liabilities	485,000	485,000
Convertible debts and venture debt - equity component
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred tax liability (asset)	$ 2,591,000	$ 1,818,000

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.